Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. EQUITY RESEARCH FUND, INC.
Entity Central Index Key	0000931151
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005429
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	Investor Class
Trading Symbol	PRCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Investor Class	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 18,516,499,000
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	27.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005430
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	Advisor Class
Trading Symbol	PACOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Advisor Class	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 18,516,499,000
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	27.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005431
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	R Class
Trading Symbol	RRCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - R Class	$62	1.18%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 18,516,499,000
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	27.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177207
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	I Class
Trading Symbol	PCCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - I Class	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 18,516,499,000
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	27.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000232530
Shareholder Report [Line Items]
Fund Name	U.S. Equity Research Fund
Class Name	Z Class
Trading Symbol	PCUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 18,516,499,000
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$18,516,499
Number of Portfolio Holdings	320

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	27.0%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.6%
Financials	12.3
Communication Services	9.8
Consumer Discretionary	9.0
Health Care	9.0
Industrials & Business Services	8.3
Consumer Staples	4.3
Energy	3.1
Utilities	2.2
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.4%
Apple	6.5
Alphabet	6.1
Microsoft	4.4
Amazon.com	3.7
Broadcom	2.6
Micron Technology	2.1
Meta Platforms	2.0
Tesla	1.8
Advanced Micro Devices	1.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless